CAPITAL STOCK AND REVERSE STOCK SPLIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF WARRANTS ACTIVITY

A summary of activity during the six months ended June 30, 2022 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2021	146,842	$27.86
Granted	19,166	6.00
Exercised	(7,567)	-
Forfeited/canceled	-	-
Outstanding, June 30, 2022	158,441	$22.07

A summary of activity during the period ended December 31, 2021 follows:

		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2019	117	$7,862.34
Granted	6,271	227.20
Reset feature	22,919	81.60
Exercised	(2,416)	81.60
Forfeited/canceled	(20,641)	51.20
Outstanding, December 31, 2020	6,250	$20.00
Granted	141,721	22.18
Reset feature	-	-
Exercised	(1,129)	5.80
Forfeited/canceled	-	-
Outstanding, December 31, 2021	146,842	$27.86

SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

The following table summarizes information relating to outstanding and exercisable warrants as of June 30, 2022:

Exercisable Warrants Outstanding
	Weighted Average Remaining
Number of Shares	Contractual life (in years)	Weighted Average Exercise Price
6,250	3.45	$160.00
6,934	3.81	$120.00
15,666	4.08	$36.00
2,917	4.25	$36.00
32,837	4.31	$9.88
74,671	4.48	$7.44
19,166	4.86	$6.00
158,441	4.38	$22.07

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2021:

Warrants Outstanding			Warrants Exercisable
Number of Shares	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
6,250	3.95	$160.00	-	$-
6,933	4.31	$120.00	-	$-
-	-	$46.40	-	$-
15,667	4.57	$36.00	-	$-
2,917	4.75	$36.00	-	$-
40,404	4.80	$25.60	-	$-
74,671	4.98	$7.44	-	$-